Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

As at December 31, 2017, the fair value of the Company’s financial instruments, which are measured or disclosed at fair value, were as follows:

	Fair Value Measurements Using
	Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Corporate bonds and commercial paper	—	9,965	—
Marketable securities:
U.S. term deposits	65,284	—	—
U.S. federal bonds	119,057	—	—
Canadian federal bonds	19,940	—	—
Corporate bonds and commercial paper	—	593,554	—
Derivative assets:
Foreign exchange forward contracts	—	4,503	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	795	—

All cash equivalents and marketable securities mature within one year of the consolidated balance sheet date.
As at December 31, 2016, the fair value of the Company’s financial instruments, which are measured or disclosed at fair value, were as follows:

	Fair Value Measurements Using
	Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
U.S. federal bonds	—	9,994	—
Marketable securities:
U.S. term deposits	46,385	—	—
U.S. federal bonds	70,667	—	—
Corporate bonds and commercial paper	—	191,345	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	1,818	—

As at December 31, 2017 the Company held foreign exchange forward contracts to convert USD into CAD, with a total notional value of $182,464 (December 31, 2016 - $104,344), to fund a portion of its operations. The foreign exchange forward contracts have maturities of twelve months or less. The fair value of foreign exchange forward contracts and corporate bonds was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates. There were no transfers between Levels 1, 2 and 3 during the years ended December 31, 2017 and December 31, 2016.

Derivative Instruments and Hedging

The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program the Company has entered into foreign exchange forward contracts with certain financial institutions and designated those hedges as cash flow hedges. As of December 31, 2017, $4,230 of unrealized gains and $795 of unrealized losses related to changes in the fair value of foreign exchange forward contracts designated as cash flow hedges were included in accumulated other comprehensive income and current assets and current liabilities, respectively on the condensed consolidated balance sheet. These amounts are expected to be reclassified into earnings over the next twelve months. In the year ended December 31, 2017, $3,398, of realized gains (2016 - realized loss of $475) related to the maturity of foreign exchange forward contracts designated as cash flow hedges were included in operating expenses. Under the current hedging program, the Company is hedging cash flows associated with payroll and facility costs.